INVESTMENT PROPERTIES - Changes in Company's Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in investment property [abstract]
Carrying value at beginning of period	$ 0	$ 0
Acquisition from business combination	541	0
Additions from expenditure capitalization	37	0
Disposals	(4)	0
Depreciation	(14)	0
Foreign currency translation and other	2	0
Carrying value at end of period	$ 562	$ 0